Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.6%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	11.764%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$1,003,341
	720 East CLO I, Series 2022-1A, Class ER
3,800,000	10.193%, TSFR3M + 5.900%, 01/20/38 (A)(B)	3,871,493
	720 East CLO VI, Series 2024-3A, Class E
3,720,000	10.061%, TSFR3M + 5.500%, 01/20/38 (A)(B)	3,738,314
	AASET, Series 2018-2A, Class A
326,391	4.454%, 11/18/38 (B)	319,879
	AASET, Series 2018-2A, Class C
1,579,631	6.892%, 11/18/38 (B)	1,074,202
	AASET, Series 2024-1A, Class A2
1,602,414	6.261%, 05/16/49 (B)	1,619,865
	AASET Trust, Series 2019-2C, Class C
2,468,518	6.413%, 10/16/39 (B)	962,949
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)(D)	1,149,457
	AASET Trust, Series 2020-1A, Class B
3,337,814	4.335%, 01/16/40 (B)	2,920,740
	AASET Trust, Series 2020-1A, Class C
7,755,403	6.413%, 01/16/40 (B)	4,343,026
	Accelerated Assets, Series 2018-1, Class B
185,649	4.510%, 12/02/33 (B)	182,414
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
1,000,000	9.550%, 11/15/28 (B)	1,015,831
	AGL CLO, Series 2020-3A, Class D
2,100,000	7.864%, TSFR3M + 3.562%, 01/15/33 (A)(B)	2,102,060
	AGL CLO, Series 2021-7A, Class ER
2,345,000	10.914%, TSFR3M + 6.612%, 07/15/34 (A)(B)	2,347,000
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(E)	5,773,929
	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	7.705%, TSFR3M + 3.412%, 04/20/34 (A)(B)	666,491
	Allegro CLO VI, Series 2018-2A, Class D
250,000	7.315%, TSFR3M + 3.012%, 01/17/31 (A)(B)	250,233
	APL Finance DAC, Series 2023-1A, Class A
956,915	7.000%, 07/21/31 (B)	966,092
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,829,546
	Aventura Mall Trust, Series 2018-AVM, Class A
3,760,000	4.112%, 07/05/40 (A)(B)	3,641,957

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.6% (continued)
	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
$5,000,000	3.710%, 08/20/27 (B)	$4,801,806
	Avis Budget Rental Car Funding AESOP, Series 2024-1A, Class A
2,870,000	5.360%, 06/20/30 (B)	2,910,507
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,948,100
	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,638,384
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,526,293
	Biz2Credit Asset Securitization, Series 2024-1A, Class B
1,520,000	9.437%, 05/15/31 (B)	1,533,368
	BPR Trust, Series 2021-NRD, Class E
2,030,000	9.928%, TSFR1M + 5.621%, 12/15/38 (A)(B)	1,946,367
	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
750,000	5.591%, 11/13/46 (A)(B)	751,861
	CAL Funding IV, Series 2020-1A, Class B
649,758	3.500%, 09/25/45 (B)	609,412
	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	5.735%, TSFR3M + 1.442%, 07/20/34 (A)(B)	1,854,396
	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
978,463	3.350%, 02/10/27	974,889
	Carvana Auto Receivables Trust, Series 2024-N3, Class D
785,000	5.380%, 12/10/30 (B)	774,626
	Carvana Auto Receivables Trust, Series 2024-N3, Class E
1,250,000	7.660%, 04/12/32 (B)	1,253,417
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	491,823
	CIG Auto Receivables Trust, Series 2021-1A, Class D
1,861,865	2.110%, 04/12/27 (B)	1,859,209
	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (B)	2,545,914
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
4,670,000	6.150%, 06/15/39	5,058,254
	CLI Funding VI, Series 2020-3A, Class B
549,500	3.300%, 10/18/45 (B)	509,171
	Clover CLO, Series 2021-2A, Class E
2,500,000	11.055%, TSFR3M + 6.762%, 07/20/34 (A)(B)	2,519,502
	Clsec Holdings 22T, Series 2021-1, Class C
3,678,569	6.171%, 05/11/37 (B)	3,429,158

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.6% (continued)
	College Ave Student Loans, Series 2023-A, Class E
$1,000,000	8.490%, 05/25/55 (B)	$1,000,238
	COMM Mortgage Trust, Series 2024-CBM, Class A2
1,065,000	5.867%, 12/10/41 (A)(B)	1,079,405
	Compass Datacenters Issuer II, Series 2024-2A, Class A1
1,530,000	5.022%, 08/25/49 (B)	1,510,391
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.523%, 03/15/52 (A)(B)	562,508
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.613%, 05/15/52 (A)(B)	1,106,337
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	512,223
	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	10.555%, TSFR3M + 6.262%, 10/20/34 (A)(B)	1,256,096
	EverBright Solar Trust, Series 2024-A, Class A
1,008,016	6.430%, 06/22/54 (B)	1,007,384
	EWC Master Issuer, Series 2022-1A, Class A2
1,560,000	5.500%, 03/15/52 (B)	1,523,199
	Falcon Aerospace, Series 2017-1, Class A
111,775	4.581%, 02/15/42 (B)	110,211
	Falcon Aerospace, Series 2019-1, Class C
1,980,928	6.656%, 09/15/39 (B)	1,731,323
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)(C)(D)	1,020,000
	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (B)	657,568
	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	786,198
	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,398,080
	FirstKey Homes Trust, Series 2020-SFR1, Class F1
3,619,000	3.638%, 08/17/37 (B)	3,576,048
	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (B)	2,284,580
	Fora Financial Asset Securitization, Series 2024-1A, Class D
3,000,000	12.010%, 08/15/29 (B)	3,004,044
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class C
5,270,000	12.560%, 11/15/29 (B)(D)	5,325,361

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.6% (continued)
	Foundation Finance Trust, Series 2024-2A, Class E
$1,290,000	9.350%, 03/15/50 (B)	$1,307,437
	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,788,107
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,061,266
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,318,023
	Frontier Issuer, Series 2023-1, Class C
3,000,000	11.500%, 08/20/53 (B)	3,198,453
	Frontier Issuer, Series 2024-1, Class C
3,500,000	11.160%, 06/20/54 (B)	3,948,541
	GS Mortgage Securities Trust, Series 2014-GC22, Class B
6,605,000	4.391%, 06/10/47 (A)	5,683,781
	Harbour Aircraft Investments, Series 2017-1, Class A
5,401,737	6.000%, 11/15/37	5,296,457
	Harbour Aircraft Investments, Series 2017-1, Class C
8,243,457	10.000%, 11/15/37	5,727,224
	Hardee's Funding, Series 2024-1A, Class A2
615,350	7.253%, 03/20/54 (B)	632,859
	Hilton Grand Vacations Trust, Series 2018-AA, Class C
54,548	4.000%, 02/25/32 (B)	54,267
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
333,015	5.570%, 01/25/37 (B)	330,133
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
306,439	8.850%, 09/15/39 (B)	313,187
	Horizon Aircraft Finance I, Series 2018-1, Class B
1,171,040	5.270%, 12/15/38 (B)	854,816
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
351,237	7.523%, SOFR30A + 3.150%, 05/20/32 (A)(B)	354,796
	Island Finance Trust, Series 2025-1A, Class C
500,000	10.000%, 03/19/35 (B)	476,696
	JPMorgan Chase Bank, Series 2021-2, Class F
371,308	4.393%, 12/26/28 (B)	371,115
	Kapitus Asset Securitization IV, Series 2024-1A, Class D
600,000	9.900%, 09/10/31 (B)	607,713
	Kapitus Asset Securitization IV, Series 2025-1A, Class 1D
1,500,000	9.900%, 09/10/31 (B)	1,519,283
	KDAC Aviation Finance, Series 2017-1A, Class C
14,225,739	7.385%, 12/15/42 (B)	11,381,018

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.6% (continued)
	Kestrel Aircraft Funding, Series 2018-1A, Class A
$1,293,947	4.250%, 12/15/38 (B)	$1,275,223
	KKR CLO, Series 2018-23, Class F
840,000	12.405%, TSFR3M + 8.112%, 10/20/31 (A)(B)	802,003
	Labrador Aviation Finance, Series 2016-1A, Class A1
2,706,758	4.300%, 01/15/42 (B)	2,620,171
	Labrador Aviation Finance, Series 2016-1A, Class B1
2,504,442	5.682%, 01/15/42 (B)	2,016,049
	MAPS, Series 2018-1A, Class B
216,884	5.193%, 05/15/43 (B)	210,919
	Mariner Finance Issuance Trust, Series 2023-AA, Class E
1,940,000	11.120%, 10/22/35 (B)	2,002,055
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	253,802
	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B
1,160,000	9.590%, 09/20/27 (B)	1,159,696
	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
1,430,000	6.560%, 07/20/29 (B)	1,449,240
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A
590,000	7.230%, 07/17/28 (B)	592,942
	Mission Lane Credit Card Master Trust, Series 2023-B, Class A
1,155,000	7.690%, 11/15/28 (B)	1,163,976
	Mission Lane Credit Card Master Trust, Series 2024-B, Class A
1,620,000	5.880%, 01/15/30 (B)	1,621,249
	MVW, Series 2022-1A, Class A
1,108,284	4.150%, 11/21/39 (B)	1,087,455
	Neuberger Berman Loan Advisers CLO 59, Series 2025-59A, Class A1
3,810,000	5.587%, TSFR3M + 1.290%, 01/23/39 (A)(B)	3,829,050
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.868%, 01/25/64 (A)(B)	924,133
	NY Commercial Mortgage Trust, Series 2025-299P, Class A
860,000	5.664%, 02/10/35 (A)(B)	877,199
	NYMT Loan Trust Series, Series 2024-BPL3, Class M1
1,000,000	6.903%, 09/25/39 (A)(B)	989,013
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	10.543%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,580,962
	Octane Receivables Trust, Series 2024-2A, Class E
1,250,000	9.040%, 07/20/32 (B)	1,300,001
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,884,824

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.6% (continued)
	OHA Credit Funding, Series 2019-2A, Class AR2
$2,300,000	5.520%, TSFR3M + 1.240%, 01/21/38 (A)(B)	$2,311,171
	OHA Credit Funding, Series 2019-3A, Class ER2
2,490,000	9.293%, TSFR3M + 5.000%, 01/20/38 (A)(B)	2,512,958
	OnDeck Asset Securitization Trust IV, Series 2024-2A, Class C
420,000	7.030%, 10/17/31 (B)	420,729
	OWN Equipment Fund I, Series 2024-2M, Class A
2,188,814	5.700%, 12/20/32 (B)	2,196,691
	Palmer Square CLO, Series 2019-1A, Class CR
1,000,000	7.828%, TSFR3M + 3.312%, 11/14/34 (A)(B)	1,001,825
	Palmer Square CLO, Series 2021-4A, Class E
1,875,000	10.614%, TSFR3M + 6.312%, 10/15/34 (A)(B)	1,876,894
	Palmer Square CLO, Series 2023-1A, Class AR
4,205,000	5.543%, TSFR3M + 1.250%, 01/20/38 (A)(B)	4,236,622
	Palmer Square CLO, Series 2024-2A, Class E
4,000,000	9.993%, TSFR3M + 5.700%, 07/20/37 (A)(B)	4,052,820
	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
2,606,300	3.251%, 12/05/51 (B)	2,514,028
	Raptor Aircraft Finance I, Series 2019-1, Class A
2,118,413	4.213%, 08/23/44 (B)	1,864,394
	Redwood Funding Trust, Series 2023-1, Class A
752,038	7.500%, 07/25/59 (B)(E)	751,261
	Redwood Funding Trust, Series 2024-1, Class A
710,758	7.745%, 12/25/54 (B)(E)	713,103
	Redwood Funding Trust, Series 2025-1, Class A
2,985,000	7.584%, 05/27/55 (B)(E)	2,984,980
	RFS Asset Securitization II, Series 2024-1, Class E
2,500,000	14.782%, 07/15/31 (B)	2,504,895
	Roc Mortgage Trust, Series 2024-RTL1, Class M1
3,740,000	7.277%, 10/25/39 (A)(B)	3,715,007
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	7.205%, TSFR3M + 2.912%, 10/20/30 (A)(B)	250,090
	Santander Bank, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (B)	700,572
	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E
77,742	11.366%, 12/15/32 (B)	79,026
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,133,413
	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (B)	751,042

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.6% (continued)
	SCF Equipment Leasing, Series 2022-2A, Class E
$3,750,000	6.500%, 06/20/35 (B)	$3,689,989
	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,464,468
	SEB Funding, Series 2024-1A, Class A2
1,075,000	7.386%, 04/30/54 (B)	1,106,895
	Securitized Term Auto Receivables Trust, Series 2025-A, Class D
1,000,000	6.746%, 07/25/31 (B)	1,000,116
	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
210,196	3.170%, 11/20/37 (B)	203,934
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
497,220	9.800%, 01/20/40 (B)	515,688
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
635,225	8.020%, 01/20/43 (B)	644,124
	Stellar Jay Ireland DAC, Series 2021-1, Class A
182,176	3.967%, 10/15/41 (B)	177,834
	Stream Innovations Issuer Trust, Series 2024-2A, Class C
1,000,000	9.050%, 02/15/45 (B)	1,031,374
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
2,000,000	11.400%, 07/15/44 (B)	2,195,884
	Sunnova Helios II Issuer, Series 2019-AA, Class A
120,579	3.750%, 06/20/46 (B)	110,255
	Sunnova Helios V Issuer, Series 2021-A, Class B
672,386	3.150%, 02/20/48 (B)	379,059
	Sunnova Helios X Issuer, Series 2022-C, Class C
2,677,007	6.000%, 11/22/49 (B)	2,151,914
	Sunnova Helios XIII Issuer, Series 2024-A, Class A
2,246,058	5.300%, 02/20/51 (B)	2,189,371
	Sunrun Demeter Issuer, Series 2021-2A, Class A
265,770	2.270%, 01/30/57 (B)	228,177
	Sycamore Tree CLO, Series 2024-1A, Class ER
3,750,000	11.351%, TSFR3M + 6.840%, 01/20/38 (A)(B)	3,765,975
	Textainer Marine Containers VII, Series 2021-1A, Class B
478,697	2.520%, 02/20/46 (B)	433,746
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
454,404	4.750%, 11/15/39 (B)	340,867
	TIC Home Improvement Trust, Series 2024-A, Class C
1,145,000	11.730%, 10/15/46 (B)	1,209,558
	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	158,675

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 67.6% (continued)
	TVC Mortgage Trust, Series 2024-RRTL1, Class M1
$3,610,000	7.415%, 07/25/39 (B)(E)	$3,583,717
	Volofin Finance Designated Activity, Series 2024-1A, Class B
1,249,309	6.211%, 06/15/37 (B)	1,250,292
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	3,028,720
	WAVE, Series 2019-1, Class C
2,883,432	6.413%, 09/15/44 (B)	1,932,419
	WAVE Trust, Series 2017-1A, Class A
1,057,634	3.844%, 11/15/42 (B)	980,944
	Welk Resorts, Series 2019-AA, Class D
109,142	4.030%, 06/15/38 (B)	105,620
	Willis Engine Structured Trust V, Series 2020-A, Class A
928,990	3.228%, 03/15/45 (B)	862,440
	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,276,639	3.104%, 05/15/46 (B)	1,143,484
	Willis Engine Structured Trust VII, Series 2023-A, Class A
619,597	8.000%, 10/15/48 (B)	643,715
	Wingstop Funding, Series 2024-1A, Class A2
730,000	5.858%, 12/05/54 (B)	734,892
	Ziply Fiber Issuer, Series 2024-1A, Class B
3,207,000	7.810%, 04/20/54 (B)	3,326,138
	Ziply Fiber Issuer, Series 2024-1A, Class C
1,000,000	11.170%, 04/20/54 (B)	1,081,319
	Total Asset-Backed Securities
	(Cost $243,985,088)	268,274,728

Commercial Mortgage-Backed Obligations — 16.2%
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	836,506
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,385,000
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	851,232
	BPR Trust, Series 2021-NRD, Class F
2,545,000	11.177%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,425,597
	BPR Trust, Series 2022-SSP, Class D
2,170,000	10.937%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,172,711

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 16.2% (continued)
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
$917,727	7.921%, TSFR1M + 3.614%, 11/15/31 (A)(B)	$366,630
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,234,664	8.921%, TSFR1M + 4.614%, 11/15/31 (A)(B)	780,130
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.758%, 05/10/47 (A)(B)	4,233,881
	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.375%, 12/10/44 (A)	15,177
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.375%, 12/10/44 (A)(B)	1,148,698
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.292%, 10/15/45 (A)(B)	700,003
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	727,710
	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	816,025
	CSMC OA, Series 2014-USA, Class D
660,000	4.373%, 09/15/37 (B)	496,928
	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	3,050,600
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.141%, 09/12/40 (A)(B)	1,563,615
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.141%, 09/12/40 (A)(B)	1,386,043
	Extended Stay America Trust, Series 2021-ESH, Class F
2,603,051	8.121%, TSFR1M + 3.814%, 07/15/38 (A)(B)	2,616,066
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.125%, 08/10/44 (A)(B)	79,219
	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.125%, 08/10/44 (A)(B)	2,984,999
	GS Mortgage Securities Trust, Series 2012-BWTR, Class A
3,828,362	2.954%, 11/05/34 (B)	3,214,343
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
1,005,000	3.550%, 03/05/33 (A)(B)	868,784
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.874%, 07/10/46 (A)(B)	536,800
	GS Mortgage Securities Trust, Series 2014-GC22, Class D
3,000,000	4.617%, 06/10/47 (A)(B)	946,581
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B
3,440,000	4.936%, 09/10/38 (A)(B)	3,427,770

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 16.2% (continued)
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
$3,375,000	4.155%, 08/05/34 (B)	$3,293,256
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,262,371
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C
945,000	3.958%, 04/15/46 (A)	557,550
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B
3,330,000	4.077%, 08/15/46 (A)	2,206,125
	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.211%, 06/15/44 (A)(B)	2,761,144
	Morgan Stanley Capital I Trust, Series 2012-C4, Class D
453,729	5.336%, 03/15/45 (A)(B)	447,818
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A)(B)	2,057,272
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.281%, 10/15/30 (A)(B)	553,062
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.281%, 10/15/30 (A)(B)	167,340
	Starwood Retail Property Trust, Series 2014-STAR, Class A
342,670	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)	191,895
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)(D)	63,700
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,040,405	7.500%, PRIME + 0.000%, 11/15/27 (A)(B)(D)	15,202
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.208%, 12/15/51 (A)	1,651,243
	VOLT XCIV, Series 2021-NPL3, Class A2
1,719,581	8.949%, 02/27/51 (B)(E)	1,718,538
	VOLT XCVI, Series 2021-NPL5, Class A2
671,580	4.826%, 03/27/51 (B)(E)	669,025
	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C
1,485,000	4.458%, 08/15/50	946,688
	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C
500,000	4.117%, 11/15/59 (A)	398,119
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.051%, 06/15/49 (A)	2,748,805

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 16.2% (continued)
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
$525,872	4.995%, 06/15/44 (A)(B)	$494,320
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	6.050%, 03/15/44 (A)(B)	341,931
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.995%, 06/15/44 (A)(B)	1,524,684
	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C
2,130,000	4.306%, 12/15/45 (A)	1,753,630
	Total Commercial Mortgage-Backed Obligations
	(Cost $76,805,127)	64,454,766

Residential Mortgage-Backed Obligations — 9.2%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
166,688	5.500%, 04/25/34	163,483
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
170,655	6.000%, 09/25/34	169,473
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
93,847	5.750%, 01/25/35	90,919
	Alternative Loan Trust, Series 2004-14T2, Class A11
150,656	5.500%, 08/25/34	146,587
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
244,757	5.500%, 10/25/33	240,734
	Banc of America Funding Trust, Series 2005-7, Class 3A1
238,205	5.750%, 11/25/35	234,100
	Banc of America Funding Trust, Series 2007-4, Class 5A1
54,398	5.500%, 11/25/34	46,542
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
184,156	6.854%, 08/25/34 (A)	173,686
	CIM TRUST, Series 2022-R2, Class A1
788,511	3.750%, 12/25/61 (A)(B)	733,839
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
438,670	6.128%, 08/25/35 (A)	357,452
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
128,837	7.320%, 09/25/34 (A)(B)	115,652
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
226,378	6.310%, T1Y + 2.400%, 11/25/35 (A)(B)	216,368
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	864,783

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.2% (continued)
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
$730,000	7.451%, SOFR30A + 3.100%, 10/25/41 (A)(B)	$750,988
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
585,160	6.160%, 12/25/33 (E)	566,652
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
71,839	4.775%, TSFR1M + 0.464%, 06/25/34 (A)	64,044
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,676,329
	FHLMC REMIC, Series 2023-5365, Class LY
3,110,000	6.500%, 12/25/53	3,215,269
	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	9.351%, SOFR30A + 5.000%, 03/25/52 (A)(B)	2,020,339
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
529,625	6.150%, 10/25/34 (A)	508,017
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
838,331	3.847%, 08/25/35 (A)	605,217
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
767,178	6.000%, 09/25/34	777,113
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
58,336	6.000%, 10/25/37	54,336
	Lehman XS Trust, Series 2006-2N, Class 1A1
416,015	4.945%, TSFR1M + 0.634%, 02/25/46 (A)	366,290
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
655,897	4.661%, 03/25/35 (A)	600,966
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
330,446	6.827%, 04/25/36 (A)	317,699
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
167,437	5.250%, 11/25/33	164,195
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,627,930	5.500%, 03/25/34	1,454,054
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
127,077	5.500%, 06/25/34	125,537
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
207,463	6.000%, 06/25/34	208,101
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
472,435	6.000%, 09/25/34	462,785
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	598,399

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 9.2% (continued)
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
$100,084	5.500%, 11/25/35	$90,957
	PRPM, Series 2020-4, Class A2
1,438,365	9.193%, 10/25/25 (B)(E)	1,435,027
	PRPM, Series 2021-4, Class A2
584,223	6.474%, 04/25/26 (B)(E)	580,602
	PRPM, Series 2024-2, Class A1
1,076,797	7.026%, 03/25/29 (B)(E)	1,083,705
	PRPM, Series 2024-5, Class A2
3,730,000	9.076%, 09/25/29 (B)(E)	3,684,153
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,418,087	5.168%, 03/25/35 (A)	887,495
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,627,984	4.735%, TSFR1M + 0.424%, 07/25/35 (A)	1,552,820
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	919,999
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	420,094
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	768,876
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,826,021
	Total Residential Mortgage-Backed Obligations
	(Cost $38,175,883)	36,339,697

U.S. Treasury Obligation — 5.0%
	U.S. Treasury Bill
20,000,000	4.271%, 03/27/25 (F)	19,877,848
	Total U.S. Treasury Obligation
	(Cost $19,873,220)	19,877,848
Corporate Obligations — 1.4%
	Gitsit Solutions
2,875,000	8.000%, 11/15/29 (B)	2,876,566
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,785,224
	Total Corporate Obligations
	(Cost $5,874,850)	5,661,790

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
$900	03/15/40 (C)(D)	$—
	Total Other Investment
	(Cost $9,000,000)	—

Shares
Short-Term Investment — 1.9%
	First American Treasury Obligations Fund, X Class
7,457,280	4.300% (G)	7,457,280
	Total Short-Term Investment
	(Cost $7,457,280)	7,457,280
	Total Investments — 101.3%
	(Cost $401,171,448)	402,066,109
	Other Assets and Liabilities, net — (1.3)%	(5,309,234)
	Net Assets — 100.0%	$396,756,875

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end.
The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at January 31, 2025, was $312,908,645, representing 78.9% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(C)	No interest rate available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	The rate reported is the 7-day effective yield as of January 31, 2054.

CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
Ltd. — Limited
REMIC — Real Estate Mortgage Investment Conduit
SOFR30A — Secured Overnight Financing Rate 30-day Average
STACR — Structured Agency Credit Risk

Portfolio of Investments — as of January 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

T1Y — Secured Overnight Financing 12 Month
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Months

Amounts designated as “—“ are $0.